Sources of Income (loss) Before Income Taxes and Equity in Earnings of Affiliated Companies and Sources of Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	$ 972,098	¥ 79,712,000	¥ 68,682,000	¥ (35,965,000)
Foreign	2,071,914	169,897,000	151,127,000	100,944,000
Income before income taxes and equity in earnings of affiliated companies	3,044,012	249,609,000	219,809,000	64,979,000
Current -
Domestic	202,659	16,618,000	15,391,000	5,254,000
Foreign	607,341	49,802,000	42,532,000	27,468,000
Current	810,000	66,420,000	57,923,000	32,722,000
Deferred-
Domestic	108,671	8,911,000	4,885,000	(6,272,000)
Foreign	(10,500)	(861,000)	1,898,000	(1,086,000)
Deferred	98,171	8,050,000	6,783,000	(7,358,000)
Income before income taxes and equity in earnings of affiliated companies	$ 908,171	¥ 74,470,000	¥ 64,706,000	¥ 25,364,000